(Loss) / earnings per share - Narrative (Details) - shares	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Convertible Debt Securities [Member]
Earnings per share [line items]
Antidilutive securities (in shares)	6,653,256	6,320,243
Restricted Stock [Member]
Earnings per share [line items]
Antidilutive securities (in shares)	3,377,849	2,167,474